Document and Entity Information	Oct. 08, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	GRAY TELEVISION INC
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000043196
Document Type	8-K
Document Period End Date	Oct. 08, 2020
Entity Incorporation State Country Code	GA
Entity File Number	001-13796
Entity Tax Identification Number	58-0285030
Entity Address, Address Line One	4370 Peachtree Road
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30319
City Area Code	404
Local Phone Number	504-9828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock (no par value)
Trading Symbol	GTN.A
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	common stock (no par value)
Trading Symbol	GTN
Security Exchange Name	NYSE